CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Preferred Stock Series C	Preferred Stock Series C1	Preferred Stock Series C2	Preferred Stock Series D	Preferred Stock Series E	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Total
Beginning balance, shares (in thousands) at Jun. 30, 2019	0	1	3	0	0	3,319
Beginning balance, amount at Jun. 30, 2019	$ 105	$ 170	$ 531	$ 0	$ 0	$ 3,393	$ 117,860	$ (132)	$ (140,512)	$ (18,585)
Shares in transit							692			692
Conversion of debt into common stock, shares (in thousands)						0
Conversion of debt into common stock, amount						$ 1				(3)
Stock-based compensation							3			3
Net income (loss)										(126)
Ending balance, shares (in thousands) at Sep. 30, 2019	0	1	3	0	0	3,319
Ending balance, amount at Sep. 30, 2019	$ 105	$ 170	$ 53	$ 0	$ 0	$ 3,394	118,551	(132)	(140,638)	(18,019)
Beginning balance, shares (in thousands) at Dec. 31, 2019	0	1	3	0	0	3,319
Beginning balance, amount at Dec. 31, 2019	$ 105	$ 170	$ 531	$ 0	$ 0	$ 3,394	118,552	(132)	(139,555)	(16,935)
Issuance of preferred stock in financing, shares (in thousands)				1	2
Issuance of preferred stock in financing, amount				$ 276	$ 1,539					1,815
Conversion of debt into common stock, shares (in thousands)						8,132
Conversion of debt into common stock, amount						$ 8	2,921			2,929
Issuance of common stock in financing, shares (in thousands)						1,526
Issuance of common stock in financing, amount						$ 2	460			462
Issuance of warrants in financing							70			70
Issuance of common stock for manufacturing agreements, shares (in thousands)						12
Issuance of common stock for manufacturing agreements, amount						$ 0				0
Issuance of common stock for preferred dividends, shares (in thousands)						107
Issuance of common stock for preferred dividends, amount						$ 0	26			26
Beneficial conversion feature of debt							82			82
Stock-based compensation							251			251
Accrued series D preferred stock dividends									(75)	(75)
Net income (loss)									(2,445)	(2,445)
Ending balance, shares (in thousands) at Sep. 30, 2020	0	1	3	1	2	13,096
Ending balance, amount at Sep. 30, 2020	$ 105	$ 170	$ 531	$ 276	$ 1,539	$ 3,404	122,362	(132)	(142,075)	(13,820)
Beginning balance, shares (in thousands) at Jun. 30, 2020	0	1	3	1	1	12,764
Beginning balance, amount at Jun. 30, 2020	$ 105	$ 170	$ 531	$ 276	$ 798	$ 3,403	122,030	(132)	(143,604)	(16,423)
Issuance of preferred stock in financing, shares (in thousands)					1
Issuance of preferred stock in financing, amount					$ 741					741
Conversion of debt into common stock, shares (in thousands)						175
Conversion of debt into common stock, amount						$ 0	50			50
Issuance of common stock in financing, shares (in thousands)						50
Issuance of common stock in financing, amount						$ 1	5			6
Issuance of common stock for preferred dividends, shares (in thousands)						107
Issuance of common stock for preferred dividends, amount						$ 0	26			26
Stock-based compensation							251			251
Accrued series D preferred stock dividends									(46)	(46)
Net income (loss)									1,575	1,575
Ending balance, shares (in thousands) at Sep. 30, 2020	0	1	3	1	2	13,096
Ending balance, amount at Sep. 30, 2020	$ 105	$ 170	$ 531	$ 276	$ 1,539	$ 3,404	$ 122,362	$ (132)	$ (142,075)	$ (13,820)